Loans from Related Party	12 Months Ended
Dec. 31, 2023
Loans from Related Party [Abstract]
LOANS FROM RELATED PARTY

NOTE 10 - LOANS FROM RELATED PARTY:

a.	Change during the year:

	Year ended December 31
	2023	2022	2021
	in USD thousands
Beginning of year	941	1,102	1,062
Payment	-	(200)	-
Interest expenses	33	39	40
End of year	974	941	1,102

c.	Additional disclosure:

Eco Wave Power Ltd. has entered into two loan agreements with a shareholder and a Board member, David Leb, a related party, amounting to $974 as of December 31, 2023 (denominated in USD).

1)	The first loan agreement relates to an amount of $200. The loan agreement is subject to an annual interest rate of 4%, calculated on the total debt including accrued interest. The loan principal was paid out in 2022. The accrued interest is classified as a current liability to a related party in the statement of financial position.

2)	The second loan agreement relates to an amount of $800. Under the loan agreement, the credit period was 36 months, starting June 1, 2019, and if the loan is not repaid within the credit period, an interest rate of 4% applies. The agreement does not specify specific repayment dates. Eco Wave Power Ltd. did not repay the loan within the 36 months period. Therefore, Eco Wave Power Ltd. accrued interest on the loan. The loan is classified as a current liability to a related party in the statement of financial position. The loan is payable upon demand.